RECENTLY IMPLEMENTED ACCOUNTING STANDARDS Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of adoption	$ 277,654	$ 356,413		$ 381,325
Retained deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of adoption	$ (220,564)	$ (128,953)		(78,833)
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of adoption				(779)
Cumulative Effect, Period of Adoption, Adjustment | Retained deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of adoption				$ (779)
Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjustment | Retained deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of adoption			$ (779)
Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjustment | Continuing operations | Retained deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of adoption			(917)
Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjustment | Discontinued operations | Retained deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of adoption			$ 138